Document and Entity Information	Jun. 12, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 12, 2026
Entity Registrant Name	biote Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40128
Entity Tax Identification Number	85-1791125
Entity Address Address Line 1	1875 W. Walnut Hill Ln #100
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75038
City Area Code	844
Local Phone Number	604-1246
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BTMD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A is an amendment to the current report on Form 8-K of biote Corp. (the “Company”), filed on June 2, 2026 (the “Original Form 8-K”). As disclosed on the Original Form 8-K, the board of directors of the Company (the “Board”) appointed Robert Peterson, Chief Financial Officer and Chief Business Officer of BioTE Medical LLC (“BioTE”), as Interim Chief Executive Officer of BioTE, effective June 8, 2026. At the time of his appointment, the Board had not yet approved any compensatory agreements for Mr. Peterson in his new role.On June 12, 2026, the Board approved and entered into an amended and restated employment agreement with Mr. Peterson. The Company is amending the Original Form 8-K to provide a description of the compensation arrangements and agreements for Mr. Peterson established in connection with his appointment as Interim Chief Executive Officer.
Entity Central Index Key	0001819253
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true